Stockholders' Deficit and Capitalization (Detail Textuals 3) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 28, 2017	Nov. 30, 2017	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Equity [Line Items]
Beneficial conversion feature upon issuance of Series C Preferred Stock					$ 175,000
Series D Preferred Stock
Equity [Line Items]
Number of preferred stock and warrants sold			1,200
Conversion price	$ 0.10	$ 0.15	$ 0.25	$ 0.10	$ 0.25
Aggregate purchase price			$ 1,000
Proceeds from issuance of preferred stock and warrants			$ 1,200,000
Number of common stock issued upon conversion of preferred stock			4,000
Liquidation provision common stock equivalent shares					2,000,000
Liquidation provision common stock equivalent value					$ 200,000
Shares issued, price per share (in shares)					0.10
Beneficial conversion feature upon issuance of Series C Preferred Stock			$ 536,000
Number of shares converted				200	1,000
Number of shares issued in conversion				2,000,000	4,000,000
Preferred stock, conversion rate				10,000:1	4000:1